SEMIANNUAL REPORT JUNE 30, 2002

Oppenheimer
BOND FUND/VA

A Series of Oppenheimer Variable Account Funds

                                                                  [LOGO OMITTED]
                                            OPPENHEIMERFUNDS [REGISTRATION MARK]
                                                         The Right Way to Invest


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OPPENHEIMER BOND FUND/VA
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--------------------------------------------------------------------------------
 OBJECTIVE
 OPPENHEIMER BOND FUND/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

--------------------------------------------------------------------------------
 NARRATIVE BY ANGELO MANIOUDAKIS, BENJAMIN GORD, CHARLES MOON AND CALEB WONG, CO-PORTFOLIO MANAGERS
 For the six-month period ended June 30, 2002, Oppenheimer Bond Fund/VA's results were satisfactory. The Fund's yields remained above average, and its total return outpaced its peer group of funds.(1) We would be more concerned about the Fund's performance if we hadn't spent the last three months repositioning the portfolio for what we believe will be more consistent results going forward.

    We assumed direction of Oppenheimer Bond Fund/VA on April 1, 2002, not long after three of us--Angelo Manioudakis, Benjamin Gord and Charles Moon--joined OppenheimerFunds. Previously, we had managed portfolios for an institutional fixed-income asset manager, and we brought with us the very disciplined approach we utilized there. Along with a fourth team member, Caleb Wong, we set about applying our approach to the Fund.

    Our approach is based in the belief that because the bond market is so complex, four heads are better than one when it comes to multi-sector bond funds. Each of us has expertise in a major bond market sector, which helps us select values within those sectors. In-depth knowledge of each sector and how it behaves under various interest-rate and economic scenarios also helps us make better decisions, as a group, about sector allocations and where to focus on the yield curve.

    The goal is to create a core of corporate bonds and treasuries that can generate a more consistent total return. In keeping with this, we increased the amount of investment-grade corporate bonds, a move that brought the Fund more in line with the composition of its benchmark index, the Lehman Brothers Corporate Bond Index.

    When it comes to high-yield and mortgage-backed securities, we tend to be opportunistic, using them to a greater or lesser degree, depending upon market conditions, to boost yields.(2) At the same time, we utilize programs that isolate the various risks in a portfolio, such as, interest rate sensitivity and prepayment risk. These programs, which we've developed over time, also estimate duration, as well as a number of other, more sophisticated measures of individual risks. Overall, we look for the best values in each sector while using these tools

 1. The Fund's performance is compared to the average of the total returns of the 244 VA-dedicated funds in the Lipper Corporate Debt Funds A-Rated/VA Category for the six-month period ended 6/30/02. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.
 2. High-yield securities are subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. Mortgage-related securities are subject to prepayment risk and generally offer less potential for gains when prevailing interest rates rise.



2 OPPENHEIMER BOND FUND/VA

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 to tell us what our risk  exposures  are.  Then,  we can  adjust  the  specific exposures to acceptable levels. For instance, we might add longer-term corporate bonds about which we have a lot of conviction, and then use Treasury futures to hedge the portfolio's sensitivity to changing interest rates. Our analytical tools allow us to be fairly precise about these checks and balances, so, looking forward, we expect to see less volatility in the Fund's daily prices.

    Looking back over this reporting period, bond markets performed well, for the most part. Treasuries were fairly stable, as were high-yield bonds. And since both mortgage-backed and corporate securities outperformed the Treasury market, the commercial mortgage-backed and asset-backed securities selected by the previous managers were solid contributors to performance. On the other hand, some of the portfolio's investment-grade corporate bonds declined sharply as that market "split in two," a development that would have been difficult to anticipate last fall.

    Accounting irregularities and related questions about financial strength and credit quality roiled the market after January 2002, and the bonds of some well-respected companies hit the skids. Just as importantly, bonds of most companies with unusual accounting practices followed suit, especially those in the telecommunications sector. Meanwhile, bonds of companies that were not associated with these accounting and liquidity issues were in great demand, and their prices rose sharply. Even though the Fund's allocation to telecommunications bonds was small, the downturn there and in energy bonds hurt performance.

    As for the future, our strategy doesn't focus on trying to forecast macroeconomic moves. Instead, we gauge what the market is anticipating, or what assumptions about economic growth, interest rates and corporate profitability are embedded in securities prices. Right now, the market appears to expect higher interest rates and a flatter yield curve (i.e., smaller differences between short- and long-term yields) by year-end. The market also seems to be saying that this will not be an extreme change, so volatility in the market should be reasonably controlled. Thus, we could see a relatively calm period that provides opportunity to complete our repositioning of the portfolio and ensure that Oppenheimer Bond Fund/VA remains a key part of THE RIGHT WAY TO INVEST.

 IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

 The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

 SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


3 OPPENHEIMER BOND FUND/VA

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--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited
--------------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--6.0%

 AQ Finance NIM Trust, Home Equity
   Collateralized Mtg. Obligations:
   Series 2001-3A, Cl. Note, 8.835%,
   2/25/32(1)                                       $    680,639  $     680,639
   Series 2002-1, Cl. Note, 9.50%,
   6/25/32(1)                                          3,820,420      3,810,869
 Lease Investment Flight Trust,
   Collateralized Plane Obligations,
   Series 1A, Cl. D2, 8%, 7/15/31(1)                   5,850,000      2,047,500
 Liberte American Loan Master Trust,
   Collateralized Loan Obligations,
   Series 1999-1A, Cl. D2, 6.90%,
   11/25/06(1,2)                                       9,000,000      6,750,000
 Litigation Settlement Monetized
   Fee Trust, Asset-Backed Certificates,
   Series 2001-1A, Cl. A1, 8.33%,
   4/25/31(1)                                          5,302,585      5,673,766
 Long Beach Asset Holdings Corp. NIM
   Trust, Home Equity Asset-Backed
   Pass-Through Certificates, Series
   2001-3, 7.87%, 9/25/31                              3,771,860      3,753,001
 MSF Funding LLC, Collateralized Mtg.
   Obligations, Series 2000-1, Cl. C, 9.19%,
   7/25/07(1,2)                                        1,094,900      1,084,937
 NC Finance Trust, Collateralized Mtg.
   Obligations:
   Series 1999-I, Cl. ECFD, 8.75%,
   12/25/28(1)                                         4,809,106      3,871,330
   Series 2002-I, Cl. ECFD, 9.25%,
   3/25/32(3)                                          5,334,004      5,250,660
 ONYX Acceptance Auto Trust,
   Automobile Asset-Backed Certificates,
   Series 2002, Cl. A, 13.60%, 2/20/32                 2,697,236      2,670,264
 Option One Mortgage Securities Corp.,
   Home Equity Collateralized Mtg.
   Obligations:
   Series 1999-1, Cl. CTFS,
   10.06%, 3/26/29(1)                                  1,794,158      1,714,542
   Series 1999-3, Cl. CTFS, 10.80%,
   12/15/29                                              673,878        656,399
 TS Authority, Asset-Backed Securities,
   Series 2001-A, 6.79%, 6/1/10                        2,100,000      2,101,050
                                                                   -------------
 Total Asset-Backed Securities (Cost $43,984,351)                    40,064,957

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 CORPORATE LOANS--0.2%

 Ferrell Cos., Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, Series 2002-I,
   Cl. ECFD, 5.947%, 6/17/06(1,2)
   (Cost $1,545,652)                                   1,561,265      1,498,814


                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--54.9%
--------------------------------------------------------------------------------
 GOVERNMENT AGENCY--31.0%
--------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--31.0%

 Asset Securitization Corp., Interest-Only
   Stripped Mtg.-Backed Security
   Collateralized Mtg. Obligations,
   Series 1997-D4, Cl. PS1, 1.311%,
   4/14/29(4)                                       $ 51,017,762  $   2,678,432
 Federal Home Loan Mortgage Corp.,
   Gtd. Multiclass Mtg. Pass-Through
   Certificates, Series 151, Cl. F, 9%,
   5/15/21                                               238,298        252,744
 Federal Home Loan Mortgage Corp.,
   Gtd. Real Estate Mtg. Investment
   Conduit Multiclass Pass-Through
   Certificates, Series 2054, Cl. TE, 6.25%,
   4/15/24                                               109,000        112,610
 Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-Backed
   Security:
   Series 192, Cl. IO, 6.50%, 2/1/28(4)               44,667,652      8,783,475
   Series 203, Cl. IO, 6.50%, 6/15/29(4)              14,549,654      3,207,744
   Series 205, Cl. IO, 7%, 9/15/29(4)                 14,964,446      2,801,157
   Series 206, Cl. IO, 7.50%, 12/15/29(4)             10,757,331      1,882,533
   Series 207, Cl. IO, 7%, 4/15/30(4)                  9,781,819      1,662,909
   Series 303, Cl. IO, 7.50%, 11/1/29(4)               3,807,634        677,640
 Federal National Mortgage Assn.:
   6%, 7/25/32(10)                                    27,000,000     26,932,500
   6.50%, 3/1/11                                         267,727        279,465
   6.50%, 7/1/28(10)                                  70,650,000     72,019,197
   7%, 11/1/25 - 7/16/32                                 268,840        279,572
   7%, 7/25/27(10)                                    73,400,000     76,015,242
   7.50%, 1/1/08 - 1/1/26                              1,031,715      1,090,947
   8%, 5/1/17                                             93,286        100,463
 Federal National Mortgage Assn.,
   Collateralized Mtg. Obligations,
   Gtd. Real Estate Mtg. Investment
   Conduit Pass-Through Certificates,
   Trust 131, Cl. G, 8.75%, 11/25/05                     428,508        453,412
 Federal National Mortgage Assn., Gtd.
   Real Estate Mtg. Investment Conduit
   Pass-Through Certificates, Trust
   1989-17, Cl. E, 10.40%, 4/25/19                       297,367        305,729
 Federal National Mortgage Assn., Gtd.
   Real Estate Mtg. Investment Conduit
   Pass-Through Certificates, Interest-Only
   Stripped Mtg.-Backed Security,

   Trust 299, Cl. 2, 6.50%, 5/1/28(4)                  3,652,010        729,261



4 OPPENHEIMER BOND FUND/VA

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                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 First Union National Bank Commercial
   Mortgage Trust, Interest-Only
   Stripped Mtg.-Backed Security,
   Series 2001-C3, Cl. X1, 0.667%,
   8/15/33(4)                                       $134,490,008  $   4,812,221
                                                                  --------------
                                                                    205,077,253
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 GNMA/GUARANTEED--0.0%
 Government National Mortgage
   Assn., 7%, 1/15/09                                    213,942        227,215
--------------------------------------------------------------------------------
 PRIVATE--23.9%
--------------------------------------------------------------------------------
 COMMERCIAL--21.0%
 Asset Securitization Corp., Commercial
   Mtg. Pass-Through Certificates:
   Series 1996-D2, Cl. A3, 7.52%,
   2/14/29(2)                                         10,000,000     10,100,000
   Series 1996-MD6, Cl. A3, 7.364%,
   11/13/29(2)                                         1,200,000      1,261,781
   Series 1997-D5, Cl. B2, 1.375%,
   2/14/41(1,2)                                        5,400,000      1,215,000
 Asset Securitization Corp., Interest-
   Only Stripped Mtg.-Backed Security
   Commercial Mtg. Pass-Through
   Certificates, Series 1997-D5, Cl. PS1,
   1.676%, 2/14/41(4)                                 17,383,982      1,291,576
 Capital Lease Funding Securitization LP,
   Interest-Only Corporate-Backed
   Pass-Through Certificates, Series
   1997-CTL1, 0.619%, 6/22/24(1,4)                    28,249,964        962,264
 Commercial Mortgage Acceptance
   Corp., Commercial Mtg. Obligations:
   Series 1996-C1, Cl. D, 7.338%,
   12/25/20(1,2)                                       1,449,439      1,446,268
   Series 2000-FL2A, Cl. J-NS, 4.14%,
   7/15/02(2)                                          2,600,000      2,596,880
 Criimi Mae Commercial Mortgage
   Trust I, Collateralized Mtg.
   Obligations, Series 1998-C1,
   Cl. A2, 7%, 6/2/33(3)                              30,750,000     31,064,707
 CS First Boston Mortgage Securities
   Corp., Commercial Mtg. Pass-Through
   Certificates, Series 2002-CKP1, Cl. E,
   6.801%, 12/15/35                                    2,800,000      2,938,446
 CS First Boston Mortgage Securities
   Corp., Interest-Only Stripped
   Mtg.-Backed Security, Series
   1998-C1, Cl. AX, 1.257%, 4/11/30(4)                23,704,095      1,227,043

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1999-STF1, Cl. B6, 5.004%,
   7/5/08(1,2)                                      $ 34,282,670  $      34,283
   Series 1999-STF1, Cl. B6, 5.004%,
   7/5/08(1,3)                                         2,094,584      2,064,449
 DLJ Mortgage Acceptance Corp.,
   Commercial Mtg. Obligations:
   Series 1996-CF1, Cl. A3, 7.841%,
   3/13/28(2)                                          2,000,000      2,184,602
   Series 1996-CF1, Cl. B1, 8.291%,
   3/13/28(2,3)                                        3,000,000      3,295,227
   Series 1997-CF1, Cl. A3, 7.76%,
   5/15/30(3)                                          6,660,000      7,170,046
 FDIC Trust, Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through
   Certificates:
   Series 1994-C1, Cl. 2D, 8.70%,
   9/25/25                                               760,833        739,910
   Series 1994-C1, Cl. 2E, 8.70%,
   9/25/25                                             1,500,000      1,459,688
 First Chicago/Lennar Trust 1,
   Commercial Mtg. Pass-Through
   Certificates, Series 1997-CHL1,
   Cl. C, 8.168%, 7/25/06(1,2)                         2,746,000      2,727,121
 First Union National Bank Commercial
   Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series
   2002-C1, Cl. D, 6.622%, 2/12/34                     1,262,400      1,322,709
 First Union-Chase Commercial
   Mortgage Trust, Interest-Only
   Commercial Mtg. Pass-Through
   Certificatesest-Only Commercial
   Mtg. Pass-Through Certificates,
   Series 1999-C2, Cl. IO, 0.701%,
   6/15/31(4,5)                                       90,927,422      3,289,015
 First Union-Lehman Brothers
   Commercial Mortgage Trust,
   Interest-Only Stripped Mtg.-Backed
   Security, Series 1998-C2, 0.794%,
   5/18/28(4)                                         18,330,230        541,673
 General Motors Acceptance Corp.,
   Collateralized Mtg. Obligations,
   Series 1998-C1, Cl. E, 7.096%, 3/15/11             23,500,000      3,595,156
 GMAC Commercial Mortgage
   Securities, Inc., Interest-Only Stripped
   Mtg.-Backed Security Pass-Through
   Certificates, Series 1997-C1, Cl. X,
   2.01%, 7/15/27(4)                                  16,529,578      1,087,336



5 OPPENHEIMER BOND FUND/VA

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--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL   MARKET VALUE
                                                       AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL Continued
 GS Mortgage Securities Corp. II,
   Commercial Mtg. Obligations:
   Series 2001-Rock, Cl. C, 6.878%,
   5/3/18(3)                                        $  4,800,000  $   4,976,515
   Series 2001-Rock, Cl. E, 7.108%,
   5/3/18(2,3)                                         3,300,000      3,367,632
 Hotel First Mortgage Trust, Commercial
   Mtg. Obligations, Series 1993-A,
   Cl. A, 8.52%, 8/5/08(1)                             1,682,935      1,736,053
 J.P. Morgan Chase Commercial Mortgage
   Securities Corp., Commercial Mtg.
   Obligations, Series 2001-FL1A,
   Cl. G, 3.21%, 7/13/13(1,2)                          5,434,193      5,362,020
 Lehman Brothers Commercial
   Conduit Mortgage Trust,
   Interest-Only Stripped
   Mtg.-Backed Security, Series
   1998-C1, Cl. IO, 1.187%, 2/18/28(4)                24,986,223     1,056,058
 Lehman Structured Securities Corp.,
   Collateralized Mtg. Obligations,
   Series 2002-GE1, Cl. A, 6%, 7/26/24(1)              5,327,114      5,147,324
 Merrill Lynch Mortgage Investors, Inc.,
   Mtg. Pass-Through Certificates, Series
   1998-C2, Cl. C, 6.569%, 2/15/30(2)                  6,000,000      6,340,313
 Morgan Stanley Capital I, Inc.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1996-C1, Cl. E, 7.428%, 3/15/06             1,2715,000        691,284
   Series 1998-WF1, Cl. F, 7.30%, 3/15/30(1)           3,000,000      2,910,000
 Mortgage Capital Funding, Inc.,
   Commercial Mtg. Pass-Through
   Certificates, Series 1996-MC1, Cl. G,
   7.15%, 6/15/06(3)                                   1,625,000      1,557,207
 NationsBank Trust, Lease Pass-Through
   Certificates, Series 1997A-1, 7.442%,
   1/10/11(2)                                          2,051,757      2,166,848
 Nomura Asset Securities Corp.,
   Commercial Mtg. Obligations,
   Series 1996-MD5, Cl. A3, 7.919%,
   4/13/39(2)                                          8,400,000      9,155,127
 PNC Mortgage Securities Corp.,
   Collateralized Mtg. Obligations
   Pass-Through Certificates, Series
   1998-12, Cl. 1A2, 5.75%, 1/25/29                    9,685,500      9,355,515
 Salomon Brothers Mortgage Securities
   VII, Inc., Interest-Only Commercial
   Mtg. Pass-Through Certificates,
   Series 1999-C1, Cl. X, 0.195%,
   5/18/32(4)                                        421,756,993      1,993,461
                                                                  --------------
                                                                    139,430,537


                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 OTHER--0.0%
 Salomon Brothers Mortgage Securities
   VI, Inc., Interest-Only Stripped Mtg.-
   Backed Security, Series 1987-3,
   Cl. B, 12.50%, 10/23/17(1,4)                     $     31,320  $       7,203
 Salomon Brothers Mortgage
   Securities VI, Inc., Principal-Only
   Stripped Mtg.-Backed Security,
   Series 1987-3, Cl. A, 19.59%,
   10/23/17(1,6)                                          46,519         38,146
                                                                  -------------
                                                                         45,349
--------------------------------------------------------------------------------
 RESIDENTIAL--2.9%
 Countrywide Funding Corp., Mtg.
   Pass-Through Certificates,
   Series 1993-12, Cl. B1, 6.625%,
   2/25/24                                               720,459        731,713
 Salomon Brothers Mortgage Securities
   VII, Inc., Commercial Mtg. Pass-
   Through Certificates, Series 1999-
   NC2, Cl. M3, 5.09%, 4/25/29(2)                      1,250,855      1,261,799
 Structured Asset Securities Corp.,
   Collateralized Mtg. Obligations, Mtg.
   Pass-Through Certificates:
   Series 1998-8, Cl. B, 3.14%, 8/25/28(2)             2,770,398      2,728,192
   Series 2002-AL1, Cl. B2, 3.45%,
   3/25/32(1)                                          3,320,036      2,668,479
 Washington Mutual Finance Corp.,
   Collateralized Mtg. Obligations,
   Series 2000-1, Cl. B1, 5.84%, 1/25/40(1,2)          5,200,000      5,135,000
 Washington Mutual Mortgage Loan
   Trust, Commercial Mtg. Obligations,
   Series 2001-S9, Cl. A12, 6.75%,
   9/25/31(1)                                          6,525,544      6,578,564
                                                                  --------------
                                                                     19,103,747
                                                                  --------------
 Total Mortgage-Backed Obligations
   (Cost $369,522,463)                                              363,884,101

--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--13.9%

 U.S. Treasury Bonds:
   4.875%, 2/15/12                                    31,740,000     31,868,960
   5.375%, 2/15/31                                    47,605,000     46,630,621
 U.S. Treasury Inflationary Index
   Bonds, 3.375%, 1/15/12(7)                           5,038,462      5,165,214
 U.S. Treasury Nts., 5.875%, 11/15/04                  7,940,000      8,441,220
                                                                  --------------
 Total U.S. Government Obligations (Cost $89,744,080)                92,106,015





6 OPPENHEIMER BOND FUND/VA

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--43.1%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--5.8%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.0%
 Federal-Mogul Corp., 7.375% Nts.,
   1/15/06(8)                                       $    625,000  $     136,719
--------------------------------------------------------------------------------
 AUTOMOBILES--0.7%
 DaimlerChrysler NA Holding Corp.:
   8% Nts., 6/15/10                                    3,050,000      3,319,818
   8.50% Nts., 1/18/31                                 1,450,000      1,607,601
                                                                  --------------
                                                                      4,927,419
--------------------------------------------------------------------------------
 DISTRIBUTORS--1.2%
 Scotia Pacific Co. LLC, 7.71% Sec. Nts.,
   Series B, Cl. A-3, 1/20/14                         10,319,000      7,690,957
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.3%
 Intrawest Corp., 9.75% Sr. Nts.,
   8/15/08                                               600,000        612,000
 MGM Mirage, Inc., 8.375% Sr. Unsec.
   Sub. Nts., 2/1/11                                     800,000        808,000
 Mohegan Tribal Gaming Authority,
   8.375% Sr. Sub. Nts., 7/1/11                          300,000        307,875
                                                                  --------------
                                                                      1,727,875
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 K. Hovnanian Enterprises, Inc.,
   8.875% Sr. Sub. Nts., 4/1/12(3)                       500,000        494,375
 Pulte Corp., 8.125% Sr. Unsec. Nts.,
   3/1/11                                              3,600,000      3,798,255
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11              1,000,000      1,010,000
                                                                  --------------
                                                                      5,302,630
--------------------------------------------------------------------------------
 MEDIA--2.8%
 AOL Time Warner, Inc., 6.875% Nts.,
   5/1/12                                              6,800,000      6,282,139
 Chancellor Media Corp., 8.75%
   Sr. Unsec. Sub. Nts., Series B, 6/15/07             2,500,000      2,512,500
 Imax Corp., 7.875% Sr. Nts., 12/1/05                    900,000        724,500
 Insight Midwest LP/Insight Capital, Inc.,
   9.75% Sr. Nts., 10/1/09                               500,000        462,500
 Penton Media, Inc., 10.375% Sr. Unsec.
   Sub. Nts., 6/15/11                                    400,000        246,000
 Radio One, Inc., 8.875% Sr. Unsec.
   Sub. Nts., Series B, 7/1/11                           250,000        250,625
 TCI Communications, Inc., 9.80%
   Sr. Unsec. Debs., 2/1/12                            7,400,000      8,068,990
                                                                  --------------
                                                                     18,547,254

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--1.5%
 Albertson's, Inc., 7.45% Unsec.
   Debs., 8/1/29                                    $  6,250,000  $   6,514,844
 Kroger Co. (The), 6.75% Nts.,
   4/15/12                                             3,020,000      3,132,139
                                                                  --------------
                                                                      9,646,983
--------------------------------------------------------------------------------
 FOOD PRODUCTS--0.5%
 Kraft Foods, Inc., 6.50% Bonds, 11/1/31               3,600,000      3,573,925
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.1%
 Playtex Products, Inc., 9.375% Sr.
   Unsec. Sub. Nts., 6/1/11                              500,021        532,500
 Styling Technology Corp., 10.875%
   Sr. Unsec. Sub. Nts., 7/1/08(1,5,8)                   360,000             --
                                                                  --------------
                                                                        532,500
--------------------------------------------------------------------------------
 ENERGY--0.8%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.7%
 Colorado Interstate Gas Corp., 10%
   Sr. Debs., 6/15/05                                    500,000        544,838
 Ocean Rig Norway AS, 10.25%
   Sr. Sec. Nts., 6/1/08                                 400,000        354,000
 Williams Cos., Inc. (The), 8.125%
   Unsec. Nts., 3/15/123                               4,050,000      3,402,186
                                                                  --------------
                                                                      4,301,024
--------------------------------------------------------------------------------
 OIL & GAS--0.1%
 Pennzoil-Quaker State Co.,
   10% Sr. Nts., 11/1/08(1)                              300,000        352,875
 Westport Resources Corp., 8.25% Sr.
   Unsec. Sub. Nts., 11/1/11                             500,000        515,000
                                                                  --------------
                                                                        867,875
--------------------------------------------------------------------------------
 FINANCIALS--24.6%
--------------------------------------------------------------------------------
 BANKS--2.2%
 Bank of America Corp., 7.40% Jr. Unsec.
   Sub. Nts., 1/15/11                                  3,550,000      3,894,183
 Socgen Real Estate LLC, 7.64% Bonds,
   12/29/49(3)                                         9,600,000     10,304,525
                                                                  --------------
                                                                     14,198,708
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--17.7% Aeltus CBO II
   Ltd./Aeltus CBO II Corp.,7.982% Sr. Sec.
   Sub. Bonds, 8/6/09(3)                               5,000,000      5,085,050
 AT&T Capital Corp., 6.60% Medium-
   Term Nts., Series F, 5/15/05                        2,200,000      2,097,955
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub.
   Nts., 4/2/12                                        3,550,000      3,500,598
 Citigroup, Inc.:
   6.625% Unsec. Sub. Nts., 6/15/32                    2,120,000      2,056,116
   7.25% Sub. Nts., 10/1/10                            3,235,000      3,526,784





7 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Dime Bancorp, Inc., 9.33% Capital
   Securities, Series A, 5/6/27                     $ 10,228,000  $  11,338,454
 FMR Corp., 7.57% Bonds, 6/15/29(3)                    6,600,000      7,193,347
 Ford Motor Credit Co., 6.875% Nts.,
   2/1/06                                              4,260,000      4,361,686
 General Electric Capital Corp.:
   6% Nts., 6/15/12                                    5,000,000      4,985,510
   6.75% Nts., Series A, 3/15/32                       8,000,000      7,883,048
 General Motors Acceptance Corp.:
   6.75% Nts., 1/15/06                                 3,420,000      3,553,452
   7% Auto Loan Nts., 2/1/12                           6,579,000      6,598,934
 Goldman Sachs Group, Inc. (The),
   6.60% Sr. Unsec. Nts., 1/15/12                      2,620,000      2,673,445
 Household Finance Corp., 7% Nts.,
   5/15/12                                             5,400,000      5,378,962
 J.P. Morgan Chase & Co., 6.625%
   Sub. Nts., 3/15/12                                  2,525,000      2,601,379
 John Deere Capital Corp.:
   6.90% Sr. Nts., Series C, 10/18/02                  3,000,000      3,042,030
   7% Sr. Nts., 3/15/12                                6,500,000      6,976,684
 MBNA America Bank NA,
   6.625% Nts., 6/15/12                                2,050,000      2,063,481
 Morgan Stanley, 6.60% Nts., 4/1/12                    3,410,000      3,481,296
 NiSource Finance Corp., 7.875% Sr.
   Unsec. Nts., 11/15/10                               2,570,000      2,660,156
 PHH Corp., 8.125% Nts., 2/3/03                        4,550,000      4,613,331
 Prudential Holdings LLC, 8.695%
   Bonds, Series C, 12/18/23(3)                        4,090,000      4,451,241
 Simon DeBartolo Group LP, 6.875%
   Unsec. Nts., 11/15/06                               3,100,000      3,246,041
 Stilwell Financial, Inc., 7% Nts., 11/1/06(9)         8,000,000      8,071,040
 Tyco Capital Corp., 6.625% Sr. Unsec.
   Nts., 6/15/05                                       5,680,000      5,365,385
 U.S. Leasing International, Inc., 6.625%
   Sr. Nts., 5/15/03                                     750,000        769,054
                                                                  --------------
                                                                    117,574,459
--------------------------------------------------------------------------------
 INSURANCE--4.7%
 AXA Group, 8.60% Unsec. Sub. Nts.,
   12/15/30                                            5,600,000      6,437,267
 Farmers Insurance Exchange, 8.625%
   Nts., 5/1/24(3)                                     1,800,000      1,597,340
 Metropolitan Life Global Funding
   I, 4.75% Nts., 6/20/07                              5,250,000      5,225,850
 Nationwide CSN Trust, 9.875% Sec.
   Nts., 2/15/25(3)                                   13,000,000     13,647,543
 Nationwide Financial Services, Inc.,
   5.90% Nts., 7/1/12                                    940,000        932,553
 Prudential Insurance Co. of America,
   8.30% Nts., 7/1/25(3)                               2,870,000      3,160,163
                                                                  --------------
                                                                     31,000,716

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE--1.2%
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.7%
 Cardinal Health, Inc., 4.45% Nts.,
   6/30/05                                          $  5,000,000  $   5,108,500
--------------------------------------------------------------------------------
 PHARMACEUTICALS--0.5%
 Bristol-Myers Squibb Co.,
   5.75% Nts., 10/1/11                                 3,200,000      3,189,475
--------------------------------------------------------------------------------
 INDUSTRIALS--3.8%
--------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.3%
 Atlas Air, Inc., 8.01% Airline Pass-
   Through Certificates, Series
   1998-1C, 1/2/10                                     2,087,379      1,766,257
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.1%
 GSP I Corp., 10.15% First Mtg. Bonds,
   6/24/10(3)                                            891,994        928,905
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.5%
 Protection One, Inc./Protection One
   Alarm Monitoring, Inc., 7.375% Sr.
   Unsec. Nts., 8/15/05                                  300,000        265,500
 Safety-Kleen Corp., 9.25% Sr. Unsec.
   Nts., 5/15/09(1,5,8)                                  800,000         20,000
 Waste Management, Inc., 7.75% Bonds,
   5/15/32(3)                                          3,100,000      3,119,555
                                                                  --------------
                                                                      3,405,055
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.1%
 Enron Corp., 9.875% Debs., 6/15/03(5,8)                 375,000         50,625
 MMCaps Funding I Ltd. Inc., 8.03% Sr.
   Nts., 6/15/31(3)                                    7,150,000      6,916,224
                                                                  --------------
                                                                      6,966,849
--------------------------------------------------------------------------------
 MACHINERY--0.1%
 Roller Bearing Co. of America, Inc.,
   9.625% Sr. Sub. Nts., Series B, 6/15/07               500,000        485,000
 Terex Corp., 9.25% Sr. Unsec. Sub. Nts.,
   7/15/11                                               250,000        260,000
                                                                  --------------
                                                                        745,000
--------------------------------------------------------------------------------
 ROAD & RAIL--0.3%
 Burlington Northern Santa Fe Corp.,
   5.90% Sr. Nts., 7/1/12                              2,030,000      2,006,555
--------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--1.4%
 Hertz Corp. (The), 7.625% Sr. Nts.,
   6/1/12                                              9,200,000      9,086,012
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--0.0%
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
 Ingram Micro, Inc., 9.875% Sr. Unsec.
   Sub. Nts., 8/15/08                                    300,000        313,500




8 OPPENHEIMER BOND FUND/VA

                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
 MATERIALS--0.3%
--------------------------------------------------------------------------------
 CHEMICALS--0.2%
 Avecia Group plc, 11% Sr. Unsec.
   Nts., 7/1/09                                      $   800,000   $    800,000
 OM Group, Inc., 9.25% Sr. Sub. Nts.,
   12/15/11                                              250,000        260,000
                                                                  --------------
                                                                      1,060,000
--------------------------------------------------------------------------------
 METALS & MINING--0.1%
 Great Lakes Carbon Corp., 10.25%
   Sr. Sub. Nts., Series B, 5/15/08                           62             42
 National Steel Corp., 9.875% First Mtg.
   Bonds, Series D, 3/1/09(8)                            500,000        187,500
 P&L Coal Holdings Corp., 9.625% Sr.
   Sub. Nts., Series B, 5/15/08                          725,000        770,313
                                                                  --------------
                                                                        957,855
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
 Cable & Wire Optus Ltd., 8.125%
   Nts., 6/15/09(3)                                    8,950,000      9,975,384
 GTE North, Inc., 6.73% Debs.,
   Series G, 2/15/28                                   3,000,000      2,724,213
 International CableTel, Inc., 11.50% Sr.
   Deferred Coupon Nts., Series B,
   2/1/06(8)                                           1,250,000        337,500
 New England Telephone & Telegraph
   Co., 7.875% Debs., 11/15/29                         1,500,000      1,558,530
 PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(3)               200,000        185,000
                                                                  --------------
                                                                     14,780,627
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--2.0%
 AT&T Corp.:
   5.625% Nts., 3/15/04                                3,300,000      3,037,422
   8% Sr. Nts., 11/15/31(3)                            3,680,000      2,896,627
 AT&T Wireless Services, Inc., 7.50%
   Sr. Unsec. Nts., 5/1/07                             6,500,000      5,596,481
 Omnipoint Corp., 11.50% Sr. Nts.,
   9/15/09(3)                                            650,000        653,250
 Price Communications Wireless, Inc.,
   9.125% Sr. Sec. Nts., Series B, 12/15/06            1,000,000      1,046,250
                                                                  --------------
                                                                     13,230,030
--------------------------------------------------------------------------------
 UTILITIES--0.3%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.3%
 PSEG Power LLC, 8.625% Sr. Unsec. Nts.,
   4/15/31                                             1,400,000      1,550,544
 South Carolina Electric & Gas Co.,
   9% Mtg. Bonds, 7/15/06                                500,000        528,949
                                                                  --------------
                                                                      2,079,493

 Total Corporate Bonds and Notes (Cost $289,999,387)                285,653,157


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.6%

 CarrAmerica Realty Corp.:
   $25.00 Cum., Series B, Non-Vtg.                       110,000  $   2,783,000
   $25.00 Cum., Series C, Non-Vtg.                        30,000        759,300
   $25.00 Cum., Series D                                  10,000        253,200

 Total Preferred Stocks (Cost $3,787,500)                             3,795,500

--------------------------------------------------------------------------------
COMMON STOCKS--0.0%

Aurora Foods, Inc.(1,5)                                    1,307          1,052
Pathmark Stores, Inc.(5)                                   7,645        143,803
                                                                  --------------
 Total Common Stocks (Cost $91,262)                                     144,855

                                       UNITS

--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

Pathmark Stores, Inc. Wts., Exp.
   9/19/10(5) (Cost $14,872)                               5,408         27,310

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--8.1%

 Repurchase agreement with
   Banc One Capital Markets, Inc.,
   1.90%, dated 6/28/02, to be
   repurchased at $53,459,463 on
   7/1/02, collateralized by U.S.
   Treasury Bonds, 6.375%--8.125%,
   11/15/16--8/15/27, with a value
   of $19,283,743 and U.S. Treasury
   Nts., 3.50%--5.50%, 1/31/03--
   11/15/06, with a value of
   $35,308,430 (Cost $53,451,000)                   $ 53,451,000     53,451,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $852,140,567)                                     126.8%   840,625,709
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (26.8)  (177,769,061)
                                                           ---------------------
NET ASSETS                                                 100.0% $ 662,856,647
                                                           =====================




9 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3.  Represents   securities  sold  under  Rule  144A,   which  are  exempt  from
registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $135,918,559 or 20.50% of the Fund's net assets as of June 30, 2002.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Non-income producing security.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
7. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.
8. Issuer is in default.
9. Securities with an aggregate market value of $4,035,600 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
10. When-issued security to be delivered and settled after June 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 June 30, 2002
---------------------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $852,140,567)-- see accompanying statement                                       $840,625,709
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $54,727,125 sold on a when-issued basis)                                           57,381,146
 Interest, dividends and principal paydowns                                                                      9,118,757
 Shares of beneficial interest sold                                                                              1,433,155
 Other                                                                                                               3,464
                                                                                                              -------------
 Total assets                                                                                                  908,562,231

---------------------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                                                  1,953,604
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $228,814,117 purchased on a when-issued basis)                               243,173,542
 Shares of beneficial interest redeemed                                                                            398,973
 Daily variation on futures contracts                                                                               76,181
 Shareholder reports                                                                                                64,405
 Transfer and shareholder servicing agent fees                                                                       1,511
 Trustees' compensation                                                                                              1,140
 Service plan fees                                                                                                       4
 Other                                                                                                              36,224
                                                                                                              -------------
 Total liabilities                                                                                             245,705,584

---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                   $662,856,647
                                                                                                              =============
---------------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                                   $     62,439
---------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                    716,286,248
---------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                            23,866,278
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                      (66,416,623)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                                    (10,941,695)
                                                                                                              -------------
 NET ASSETS                                                                                                   $662,856,647
                                                                                                              =============
---------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $662,793,846 and 62,432,692 shares of beneficial interest outstanding)                     $10.62
---------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $62,801 and 5,912 shares of beneficial interest outstanding)                               $10.62



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2002
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                         $  26,207,168
--------------------------------------------------------------------------------
 Dividends                                                              160,463
--------------------------------------------------------------------------------
 Total investment income                                             26,367,631

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                      2,382,713
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             20,275
--------------------------------------------------------------------------------
 Trustees' compensation                                                  14,198
--------------------------------------------------------------------------------
 Shareholder reports                                                     13,316
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                            6,495
--------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                           4
--------------------------------------------------------------------------------
 Other                                                                   21,594
                                                                  --------------
 Total expenses                                                       2,458,595
 Less reduction to custodian expenses                                    (4,710)
                                                                  --------------
 Net expenses                                                         2,453,885
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                               23,913,746

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                        (24,124,251)
 Closing of futures contracts                                         1,333,088
 Closing and expiration of option contracts written                     138,286
                                                                  --------------
 Net realized loss                                                  (22,652,877)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                13,965,519
                                                                  --------------
 Net realized and unrealized loss                                    (8,687,358)
--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  15,226,388
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS            YEAR
                                                                                           ENDED           ENDED
                                                                                   JUNE 30, 2002    DECEMBER 31,
                                                                                     (UNAUDITED)            2001
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                              $ 23,913,746    $ 50,640,353
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                            (22,652,877)      6,571,787
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                 13,965,519     (14,467,548)
                                                                                    -----------------------------
 Net increase in net assets resulting from operations                                 15,226,388      42,744,592

-----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Non-Service shares                                                                  (50,820,794)    (44,272,510)
 Service shares                                                                               --              --

-----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                    4,687,276     132,884,316
 Service shares                                                                           62,772              --

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                           (30,844,358)    131,356,398
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                 693,701,005     562,344,607
                                                                                    -----------------------------
 End of period [including undistributed net investment
 income of $23,866,278 and $50,773,326, respectively]                               $662,856,647    $693,701,005
                                                                                    =============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13 OPPENHEIMER BOND FUND/VA

FINANCIAL HIGHLIGHTS


                                                   SIX MONTHS                                                               YEAR
                                                        ENDED                                                              ENDED
                                                JUNE 30, 2002                                                       DECEMBER 31,
 NON-SERVICE SHARES                               (UNAUDITED)         2001         2000          1999          1998         1997
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                $ 11.21       $ 11.25      $ 11.52       $ 12.32       $ 11.91      $ 11.63
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                   .40           .81          .94           .88           .72          .76
 Net realized and unrealized gain (loss)                (.16)          .03         (.29)        (1.06)          .07          .28
                                                     -------------------------------------------------------------------------------
 Total from investment operations                        .24           .84          .65          (.18)          .79         1.04
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:

 Dividends from net investment income                   (.83)         (.88)        (.92)         (.57)         (.20)        (.72)
 Distributions from net realized gain                     --            --           --          (.05)         (.18)        (.04)
                                                     -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.83)         (.88)        (.92)         (.62)         (.38)        (.76)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 10.62       $ 11.21      $ 11.25       $ 11.52       $ 12.32      $ 11.91
                                                     ===============================================================================
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    2.37%         7.79%        6.10%        (1.52)%        6.80%        9.25%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $662,794      $693,701     $562,345      $601,064      $655,543     $520,078
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $673,282      $638,820     $557,873      $633,059      $586,242     $449,760
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  7.16%         7.93%        7.94%         7.22%         6.31%        6.72%
 Expenses                                               0.74%         0.77%        0.76%         0.73%         0.74%(3)     0.78%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 126%          186%         260%          256%           76%         117%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



14 OPPENHEIMER BOND FUND/VA

                                                             PERIOD ENDED
                                                         JUNE 30, 2002(1)
 SERVICE SHARES                                               (UNAUDITED)
---------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                             $ 10.46
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .02
 Net realized and unrealized gain                                     .14
                                                             --------------
 Total from investment operations                                     .16
                                                            --------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  --
 Distributions from net realized gain                                  --
                                                             -------------
 Total dividends and/or distributions to shareholders                  --
---------------------------------------------------------------------------
 Net asset value, end of period                                    $10.62
                                                             ==============

---------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                 1.53%

---------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                             $63
---------------------------------------------------------------------------
 Average net assets (in thousands)                                    $10
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                               5.56%
 Expenses                                                            0.98%
---------------------------------------------------------------------------
 Portfolio turnover rate                                              126%

1. For the period from May 1, 2002 (inception of offering) to June 30, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2002, the Fund had entered into net outstanding when-issued commitments of $174,086,992.

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.



16 OPPENHEIMER BOND FUND/VA

    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential paydown speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $732,344, representing 0.11% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $60,824,776. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

            EXPIRING
            --------------------------------
               2008              $13,955,380

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



17 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                              SIX MONTHS ENDED JUNE 30, 2002(1)    YEAR ENDED DECEMBER 31, 2001
                                                    SHARES            AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                            8,052,916      $ 87,136,140       24,573,653     $ 275,467,782
 Dividends and/or distributions reinvested       4,914,970        50,820,793        4,099,306        44,272,509
 Redeemed                                      (12,430,014)     (133,269,657)     (16,752,613)     (186,855,975)
                                               -----------------------------------------------------------------
 Net increase                                      537,872      $  4,687,276       11,920,346     $ 132,884,316
                                               =================================================================

----------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                7,808      $     82,886               --     $          --
 Dividends and/or distributions reinvested              --                --               --                --
 Redeemed                                           (1,896)          (20,114)              --                --
                                               -----------------------------------------------------------------
 Net increase                                        5,912      $     62,772               --     $          --
                                               =================================================================


1. For the six months ended June 30, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to June 30, 2002, for Service shares.



18 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $642,974,647 and $666,888,409, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.71%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.

--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS

 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.



19 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS Continued

 Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2002, the Fund had outstanding futures contracts as follows:


                                                                                                  UNREALIZED
                                EXPIRATION       NUMBER OF             VALUATION AS OF          APPRECIATION
 CONTRACT DESCRIPTION                DATES       CONTRACTS               JUNE 30, 2002         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 90-Day Euro                      12/16/02              46                $ 11,238,950            $   (2,300)
 90-Day Euro                       3/17/03             216                  52,512,300               309,088
 U.S. Long Bond                    9/19/02             126                  12,950,438              (120,750)
 U.S. Treasury Nts., 2 yr.         9/27/02             703                 147,597,047               378,031
 U.S. Treasury Nts., 10 yr.        9/19/02             100                  10,723,438               (24,203)
                                                                                                  ------------
                                                                                                     539,866
                                                                                                  ------------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 5 yr.         9/19/02              80                   8,593,750                33,297
                                                                                                  ------------
                                                                                                  $  573,163
                                                                                                  ============



--------------------------------------------------------------------------------
 6. OPTION ACTIVITY

 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are



20 OPPENHEIMER BOND FUND/VA
 detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2002 was as follows:


                                                                  CALL OPTIONS                         PUT OPTIONS
                                             ----------------------------------------------------------------------
                                            PRINCIPAL (000S)                    PRINCIPAL (000S)
                                                   NUMBER OF         AMOUNT OF         NUMBER OF         AMOUNT OF
 CONTRACT DESCRIPTION                              CONTRACTS          PREMIUMS         CONTRACTS          PREMIUMS
-------------------------------------------------------------------------------------------------------------------
 Options outstanding as of December 31, 2001              --         $      --                --          $     --
 Options written                                      63,087           414,409             2,400           667,688
 Options closed or expired                           (63,087)         (414,409)           (2,400)         (667,688)
                                              ---------------------------------------------------------------------
 Options outstanding as of June 30, 2002                  --         $      --                --          $     --
                                              =====================================================================


--------------------------------------------------------------------------------
 7. ILLIQUID OR RESTRICTED SECURITIES

 As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $66,229,782, which represents 9.99% of the Fund's net assets, of which $1,052 is considered restricted. Information concerning restricted securities is as follows:


                                  ACQUISITION                   VALUATION AS OF        UNREALIZED
SECURITY                                 DATE        COST         JUNE 30, 2002      APPRECIATION
---------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Aurora Foods, Inc.                   9/18/00         $--                $1,052            $1,052



21 OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
OPPENHEIMER BOND FUND/VA
--------------------------------------------------------------------------------

 A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS   James C. Swain, Trustee, CEO and Chairman of the Board
                         John V. Murphy, President and Trustee
                         William L. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Beverly L. Hamilton, Trustee
                         Robert J. Malone, Trustee
                         F. William Marshall, Jr., Trustee
                         Angelo Manioudakis, Vice President
                         Robert G. Zack, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary


--------------------------------------------------------------------------------
 INVESTMENT ADVISOR      OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 TRANSFER AGENT          OppenheimerFunds Services

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS    Deloitte & Touche LLP

--------------------------------------------------------------------------------
 LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         For more complete information on Oppenheimer Bond Fund/VA, please refer to the Prospectus. To obtain a copy or for information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.


22 OPPENHEIMER BOND FUND/VA

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


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                                            OPPENHEIMERFUNDS [REGISTRATION MARK]
                                                               DISTRIBUTOR, INC.
 [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.